Equity-based Compensation - Employee Equity-Based Compensation Pre-Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Equity-based compensation pre-tax expense	$ 89,698	$ 71,807	$ 54,249
Cost of Revenue [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Equity-based compensation pre-tax expense	42,969	32,096	22,691
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Equity-based compensation pre-tax expense	7,509	5,631	4,021
Selling, General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Equity-based compensation pre-tax expense	$ 39,220	$ 34,080	$ 27,537